Intangible assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Patents	$ 146,918	$ 135,291		$ 74,562
Customer relationships	81,773	81,773
Less: Accumulated amortization	(16,012)	(12,097)		(4,889)
Subtotal	212,679	204,967		69,673
Trademarks	1,560	1,560		1,560
Intangible assets, net	$ 214,239	$ 206,527	$ 117,854	$ 71,233
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset estimated useful life	15 years	15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset estimated useful life	14 years	14 years